Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Variations in Intangible Assets
The following tables show the variations in intangible assets for the years ended December 31, 2019, 2020 and 2021:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2018/12/31			adjustments		2019/12/31
Gross
Software	2,049	653	(29)	—	378	2,739
Patents	21	70	—	—	—	91
Other intangibles	313	65	(313)	—	(378)	—
TOTAL—Gross	2,384	788	(342)	—	—	2,830
Accumulated depreciation and impairment
Software	(1,567)	(350)	29	—	—	(2)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,588)	(350)	29	—	—	(1,910)
TOTAL - Net	796	438	(313)	—	—	920

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2019			adjustments		12/31/2020
Gross
Software	1,948	231	(691)	—	(48)	1,440
Patents	91	—	—	—	—	91
Other intangibles	—	(24)	(25)	—	48	—
TOTAL—Gross	2,039	207	(715)	—	—	1,531
Accumulated depreciation and impairment
Software	(1,592)	(309)	688	—	—	(1,213)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,613)	(310)	688	—	—	(1,234)
TOTAL - Net	426	(102)	(27)	—	—	297

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2020			adjustments		2021/12/31
Gross
Software	1,440	126	(255)	—	(17)	1,294
Patents	91	—	(21)	—	—	70
Other intangibles	—	—	(17)	—	17	—
TOTAL—Gross	1,531	126	(293)	—	—	1,364
Accumulated depreciation and impairment
Software	(1,213)	(152)	176	—	—	(1,190)
Patents	(21)	—	21	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,234)	(152)	197	—	—	(1,190)
TOTAL - Net	297	(26)	(96)	—	—	174